1. BASIS OF PRESENTATION (Details Narrative) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit		$ 92,000,000
Working capital		(472,000)
Notes payable past due	$ 0	$ 419,000	$ 362,000
Warrants exercisable		20,800,000